Note 2 - Significant Accounting Policies	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.
Significant Accounting Policies

A summary of the Company's significant accounting policies is identified in Note
2
of the Company's consolidated financial statements, included in the Annual Report on Form
20
-F for the fiscal year ended
December 31, 2019 (
the
“2019
Annual Report”). There have been
no
changes to the Company's significant accounting policies.